MyDestination 2035 Fund
GuideStone Funds MyDestination 2035 Fund
Investment Objective
The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2035 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	MyDestination 2035 Fund Investor Class
Management fee	0.10%
Other expenses	0.30%
Acquired Fund fees and expenses	0.71%
Total annual operating expenses	1.11%
Fee waiver & expense reimbursement	(0.05%)	[1]
Total annual operating expenses	1.06%	[2],[3]
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2017. The Adviser and/or its affiliates have also agreed to waive shareholder service fees attributable to the Fund's investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund through April 30, 2017. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	(after fee waiver & expense reimbursement)
[3]	The expense information in the table has been restated to reflect current Other expenses based on changes to shareholder service fees and current Acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	MyDestination 2035 Fund Investor Class USD ($)
1 Year	$ 108
3 Years	348
5 Years	607
10 Years	$ 1,347

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments predominantly in the GuideStone Funds Select Funds ("Select Funds"), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.
  The Fund's strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder's pre-retirement and early retirement years, and to adjust the Fund's asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets as of May 2016.

	May 2016	10 Years Before	Retirement 2035(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	17.00%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	1.10%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	6.27%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.10%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	8.53%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	46.72%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	2.33%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	12.68%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	12.68%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	12.68%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	6.35%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	29.61%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	7.80%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	15.59%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	6.22%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2035 assumes that an investor retired at age 65.
  The Fund's assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund, provided that the Fund's Board of Trustees ("Board") determines that the merger is in the best interests of the Fund and its shareholders. If such a merger is not possible, the Board will consider other available options, including the continued operation of the Fund, merger with another fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund based on the target retirement date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

Principal Investment Risks
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. There is no guarantee that the Fund's investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the target retirement date.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. As of the date of this Prospectus, interest rates in the United States are near historic lows, but may rise significantly or rapidly, causing losses to the Fund. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations (e.g., greater than seven years), the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities ("junk bonds"), the Fund will be subject to risks that the junk bonds may default. High yield securities are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return years ended 12/31

Best Quarter: 19.35% 6/2009	Worst Quarter: (22.71)% 12/2008

Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - MyDestination 2035 Fund		One Year	Five Years	Since Inception	Inception Date
Investor Class		(4.30%)	6.13%	3.09%	Dec. 29, 2006
Investor Class | after taxes on distributions	[1]	(8.31%)	4.43%	1.87%	Dec. 29, 2006
Investor Class | after taxes on distributions and sale of Fund shares	[1],[2]	0.53%	4.65%	2.27%	Dec. 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.54%	0.70%	2.25%	Dec. 29, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	4.53%	Dec. 29, 2006
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		0.48%	12.18%	6.46%	Dec. 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		(5.70%)	1.10%	0.58%	Dec. 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		(2.63%)	6.87%	3.90%	Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.